Property and Equipment - Schedule of Changes in Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	€ 2,002
Depreciation	(319)	€ (330)	€ (327)
Closing balance	1,801	2,002
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,015	971
Additions	259	342
Disposals	(13)	(25)
Depreciation	(307)	(315)
Impairments	(2)
Exchange rate differences	(13)	(10)
Changes in the composition of the group and other changes	(22)	52
Closing balance	917	1,015	971
Equipment [member] | Data Processing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	323	263
Additions	129	161
Disposals	(1)	(5)
Depreciation	(133)	(137)
Exchange rate differences	(8)	(5)
Changes in the composition of the group and other changes	(19)	46
Closing balance	291	323	263
Equipment [member] | Fixtures and fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	692	708
Additions	130	181
Disposals	(12)	(20)
Depreciation	(174)	(178)
Impairments	(2)
Exchange rate differences	(5)	(5)
Changes in the composition of the group and other changes	(3)	6
Closing balance	626	692	€ 708
Gross carrying amount [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,706
Closing balance	3,524	3,706
Gross carrying amount [member] | Equipment [member] | Data Processing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,274
Closing balance	1,275	1,274
Gross carrying amount [member] | Equipment [member] | Fixtures and fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,432
Closing balance	2,249	2,432
Accumulated depreciation [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(2,690)
Closing balance	(2,606)	(2,690)
Accumulated depreciation [member] | Equipment [member] | Data Processing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(950)
Closing balance	(983)	(950)
Accumulated depreciation [member] | Equipment [member] | Fixtures and fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(1,740)
Closing balance	(1,623)	(1,740)
Accumulated impairments [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(1)
Closing balance	(1)	(1)
Accumulated impairments [member] | Equipment [member] | Data Processing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(1)
Closing balance	€ (1)	€ (1)